UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 630-241-4141

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)
JULY 31, 2008 (UNAUDITED)



     PRINCIPAL                                                                            STATED
       VALUE                        DESCRIPTION                            COUPON        MATURITY          VALUE
     ----------   -----------------------------------------------        -----------   --------------    ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 66.5%

                   Federal Home Loan Mortgage Corporation (FHLMC)
      $ 4,962,493     Gold, Pool A38042                                       6.00%    10/01/35     $    5,001,883
                   Federal National Mortgage Association (FNMA)
        7,554,658     Pool 256182 ................................            6.00%    03/01/36          7,539,313
       10,339,582     Pool 256328 (b).............................            6.50%    07/01/36         10,553,913
        7,736,592     Pool 831145 ................................            6.00%    12/01/35          7,793,166
        7,267,457     Pool 843971 (b).............................            6.00%    11/01/35          7,320,600
        5,388,461     Pool 872303 (b).............................            6.00%    05/01/36          5,421,970
        8,166,453     Pool 880203 ................................            6.00%    02/01/36          8,150,988
                                                                                                    --------------
                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................        51,781,833
                                                                                                    --------------
                   (Cost $51,451,738)

U.S.  GOVERNMENT  AGENCY AND NON-AGENCY  COLLATERALIZED
MORTGAGE  OBLIGATIONS - 50.5%

                   Banc of America Mortgage Securities
          146,766     Series 2002-L, Class 1A1 (c)................            7.02%    12/25/32            146,280
        4,305,311     Series 2007-3, Class 2A3 ...................            7.00%    09/25/37          4,163,095
                   Federal Home Loan Mortgage Corp.
        7,328,234     Series 2676, Class IK, IO ..................            5.00%    02/15/20            584,841
          369,236     Series 2716, Class CI, IO ..................            5.00%    05/15/19             23,395
        3,673,838     Series 2737, Class IG, IO ..................            5.00%    08/15/27            267,891
          310,564     Series 2747, Class IH, IO ..................            5.00%    12/15/13                557
       12,361,512     Series 2807, Class SB, IO (d)...............            4.99%    11/15/33          1,767,264
        1,436,256     Series 2836, Class PI, IO ..................            5.00%    09/15/22             25,509
        4,739,600     Series 2870, Class JI, IO ..................            5.00%    10/15/27            491,483
          792,000     Series 2888, Class OI, IO ..................            5.00%    01/15/27             87,436
        1,774,808     Series 2921, Class IQ, IO ..................            5.00%    01/15/29            233,134
        1,478,053     Series 2938, Class PI, IO ..................            5.00%    11/15/28            134,709
        1,800,594     Series 2943, Class JI, IO ..................            5.00%    01/15/24             56,733
        1,016,896     Series 2961, Class IP, IO ..................            5.50%    07/15/28             97,066
        6,694,599     Series 2964, Class IA, IO ..................            5.50%    02/15/26            417,822
        1,431,302     Series 3069, Class LI, IO ..................            5.50%    08/15/32            185,303
          518,557     Series 3171, Class CS (d)...................           24.55%    06/15/36            544,907
        1,199,539     Series 3195, Class SX (d)...................           30.18%    07/15/36          1,567,557
                   Federal Home Loan Mortgage Corp., STRIP
       26,102,898     Series 227, Class IO, IO ...................            5.00%    12/01/34          7,188,060
        5,111,915     Series 231, Class IO, IO ...................            5.50%    08/01/35          1,391,993
        9,816,469     Series 232, Class IO, IO ...................            5.00%    08/01/35          2,673,267
        2,768,186     Series 235, Class IO, IO ...................            5.50%    02/01/36            774,554
        4,090,204     Series 240, Class IO, IO ...................            5.50%    07/15/36          1,153,582
        4,525,919     Series 248, Class IO, IO ...................            5.50%    07/15/37          1,266,225
                   Federal National Mortgage Association
        3,501,492     Series 2005-122, Class SN (d)...............           18.76%    01/25/36          3,725,031
        1,506,092     Series 2005-39, Class BI, IO ...............            5.00%    06/25/28            126,584
                   Federal National Mortgage Association, STRIP...
        9,881,960     Series 360, Class 2, IO                                 5.00%    08/01/35          2,688,258
                   GSR Mortgage Loan Trust .......................
        6,648,957     Series 2007-1F, Class 3A10, IO .............            6.00%    01/25/37          1,072,995

See Notes to Quarterly Portfolio of Investments      Page 1

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)-(CONTINUED)
JULY 31, 2008 (UNAUDITED)



     PRINCIPAL                                                                            STATED
       VALUE                        DESCRIPTION                            COUPON        MATURITY          VALUE
     ----------   -----------------------------------------------        -----------   --------------    ----------
 U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED
 MORTGAGE OBLIGATIONS -(Continued)

                   Wells Fargo Mortgage Backed Securities Trust
      $ 7,203,857     Series 2006-9, Class 1A32                              6.00%       08/25/36   $    6,447,973
                                                                                                    --------------
                   TOTAL U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS      39,303,504
                                                                                                    --------------
                   (Cost $35,319,241)

ASSET-BACKED SECURITIES - 0.2%

                   Countrywide Asset-Backed Certificates
           24,205     Series 2005-12, Class 1A1 (c)...............            2.61%    02/25/36             24,167
          142,301     Series 2006-12, Class 2A1 (c)...............            2.53%    12/25/36            141,069
                   HSI Asset Securitization Corporation Trust
            1,975     Series 2006-OPT2, Class 2A1 (c) ............            2.54%    01/25/36              1,971

                                                                                                    --------------
                   TOTAL ASSET-BACKED SECURITIES................................................           167,207
                                                                                                    --------------
                   (Cost $168,077)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.6%

        5,000,000  Federal Home Loan Mortgage Corp., Series 1 (c)             7.50%    12/27/21          4,562,500
        3,000,000  Federal Home Loan Mortgage Corp. (c) ..........            7.00%    07/11/22          2,953,500
                                                                                                    --------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.....................................         7,516,000
                                                                                                    --------------
                   (Cost $7,959,856)

      SHARES                        DESCRIPTION                                                          VALUE
----------------   -------------------------------------------------------------------------------  --------------

PREFERRED SECURITIES - 1.3%

           20,000  Fannie Mae, 8.25% (f)..........................                                         335,800
           40,000  Freddie Mac, Series Z, 8.38% (f)...............                                         678,000
                                                                                                    --------------
                   TOTAL PREFERRED SECURITIES...................................................         1,013,800
                                                                                                    --------------
                   (Cost $1,500,000)

                   TOTAL INVESTMENTS - 128.1%...................................................    $   99,782,344
                                                                                                    --------------
                   (Cost $96,398,912) (e)


Page 2                     See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)-(CONTINUED)
JULY 31, 2008 (UNAUDITED)

 PRINCIPAL
   VALUE                        DESCRIPTION                                                             VALUE
----------------   -------------------------------------------------------------------------------  --------------
REVERSE REPURCHASE AGREEMENT - (30.0%)

$     (23,366,000) With UBS Securities 2.27% dated 07/31/08, to be repurchased at $23,367,473 on 08/01/08, collateralized by $23,296,483 FNMA 6.00%, due 05/01/36, FNMA
                   6.00%, due 11/01/35 and FNMA 6.50%, due 07/01/36.............................    $  (23,366,000)
                   (Cost $23,366,000)

                   NET OTHER ASSETS AND LIABILITIES - 1.9%......................................         1,490,057
                                                                                                    --------------
                   NET ASSETS - 100.0%..........................................................    $   77,906,401
                                                                                                    ==============

-----------------------
     (a) All percentages shown in the Portfolio of Investments are based on net assets.
     (b) Security segregated as collateral for the reverse repurchase agreement.
     (c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2008.
     (d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2008.
     (e) Aggregate cost for federal income tax and financial reporting purposes. As of July 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,498,269 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,114,837.
     (f) The U.S. Government took control over this company subsequent to the date of this report.
     IO  Interest Only
   STRIP Separate trading of registered interest and principal of securities


             See Notes to Quarterly Portfolio of Investments             Page 3

--------------------------------------------------------------------------------
 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                     First Trust/FIDAC Mortgage Income Fund
                           July 31, 2008 (Unaudited)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/FIDAC Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased are valued at amortized cost. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments.
Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2008 :

Maximum amount outstanding during the period...................   $26,448,000
Average amount outstanding during the period*..................   $23,416,493
Average monthly shares outstanding during the period...........     4,045,236
Average debt per share outstanding during the period...........   $      5.79

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine-month period ended July 31, 2008.

Interest rates ranged from 1.98% to 4.94% during the nine-month period ended July 31, 2008, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $553,162.

--------------------------------------------------------------------------------
 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                     First Trust/FIDAC Mortgage Income Fund
                           July 31, 2008 (Unaudited)

D. INVERSE FLOATING-RATE INSTRUMENTS:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

                                                                          Page 5


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date        September 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date        September 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date        September 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.